General Information and Basis of Presentation - Summary of Percentage of Company's Revenues (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022
Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | Minimum [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%